CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Share capital	Share based compensation Reserves	Equity component of convertible instruments Reserves	Commitment to issue shares	Accumulated other comprehensive income (loss)	Deficit	Total
Beginning Balance at Jan. 31, 2017	$ 12,820,278	$ 602,418			$ (24,196)	$ (13,754,110)	$ (355,610)
Beginning Balance (shares) at Jan. 31, 2017							1,979,695
Shares issued for cash	669,140						$ 699,140
Shares issued for cash (shares)							3,640,000
Shares issued for debt settlement	65,192						$ 65,192
Shares issued for debt settlement (shares)							360,000
Share based compensation		258,896					$ 258,896
Shares issued on convertible debenture subscription receipts, net (shares)							3,640,000
Net loss and comprehensive loss for the year					32,048	(599,471)	$ (567,423)
Ending balance at Jan. 31, 2018	13,554,610	861,314			7,852	(14,353,581)	$ 70,195
Ending Balance (shares) at Jan. 31, 2018							5,979,695
Shares issued on convertible debenture subscription receipts, net	25,479,998		$ (2,958,335)				$ 22,521,663
Shares issued on convertible debenture subscription receipts, net (shares)							36,850,000
Shares issued for cash, net	3,919,162						$ 3,919,162
Shares issued for cash, net (shares)							2,082,000
Share based compensation - broker's warrants		233,275					$ 233,275
Share based compensation - option issuance		2,996,710					2,996,710
Share based compensation - warrant issuance		1,394,883					1,394,883
Shares issued on settlement of loan	83,941						$ 83,941
Shares issued on settlement of loan (shares)							50,000
Shares issued on exercise of warrants	2,953	(840)					$ 2,113
Shares issued on exercise of warrants (Shares)							2,750
Shares issued on exercise of options	99,782	(49,791)					$ 49,991
Shares issued on exercise of options (Shares)							100,000
Shares issued on purchase of Silver State	8,951,375						$ 8,951,375
Shares issued on purchase of Silver State (shares)							12,500,000
Issuance of share payment note on EFF acquisition				$ 1,877,043			$ 1,877,043
Shares issued on exercise of EFF share payment note	832,162			(832,162)
Shares issued on exercise of EFF share payment note (shares)							940,810
Equity component of convertible debentures			$ 2,958,335				$ 2,958,335
Net loss and comprehensive loss for the year					(370,903)	(23,601,170)	(23,972,073)
Ending balance at Jan. 31, 2019	52,923,983	5,435,551		1,044,881	(363,051)	(37,954,751)	$ 21,086,613
Ending Balance (shares) at Jan. 31, 2019							58,505,255
Shares issued for cash	4,895,379
Shares issued on purchase of Phantom Farms	2,507,138						$ 2,507,138
Shares issued on purchase of Phantom Farms (shares)							2,670,000
Warrants issued on purchase of Phantom Farms		793,745					$ 793,745
Share based compensation - option issuance		492,631					492,631
Shares issued on purchase of Swell Companies	1,130,363						$ 1,130,363
Shares issued on purchase of Swell Companies (shares)							1,266,667
Commitment to issue shares on purchase of Swell Companies				4,221,503			$ 4,221,503
Subsequent shares issued on purchase of Swell Companies	3,796,815			(3,796,815)
Subsequent shares issued on purchase of Swell Companies (shares)							7,015,238
Warrants issued on purchase of Swell Companies		786,284					$ 786,284
Shares issued for real estate	4,136,646						$ 4,136,646
Shares issued for real estate (shares)							3,983,886
Units issued for cash, net	4,895,379	828,076					$ 5,723,455
Units issued for cash, net (shares)							5,589,493
Payment of EFF Share payment note	368,688			(368,688)
Payment of EFF Share payment note (shares)							368,688
Shares issued on exercise of warrants	$ 1,018,748	(289,159)					$ 729,589
Shares issued on exercise of warrants (Shares)	915,545						915,545
Shares issued on exercise of EFF convertible note	$ 660,647						$ 660,647
Shares issued on exercise of EFF convertible note (shares)							977,479
Shares issued on exercise of options	$ 77,980	(38,952)					$ 39,028
Shares issued on exercise of options (Shares)	80,000						80,000
Shares issued on exercise of convertible debentures	$ 4,539,991						$ 4,539,991
Shares issued on exercise of convertible debentures (Shares)							8,016,388
Share issue costs	(28,110)						$ (28,110)
Net loss and comprehensive loss for the year					(684,336)	(32,555,633)	(33,239,969)
Ending balance at Jan. 31, 2020	$ 76,028,268	$ 8,008,176		$ 1,100,881	$ (1,047,387)	$ (70,510,384)	$ 13,579,554
Ending Balance (shares) at Jan. 31, 2020							89,388,639